Goldman Sachs High Yield Municipal Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	61 Months Ended	80 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Goldman Sachs High Yield Municipal Fund Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	2.00%			3.36%
Bloomberg Municipal Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%			2.25%
Bloomberg Municipal High Yield Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.30%	2.66%			4.09%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	(0.39%)	1.36%	1.36%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.70%	1.79%			3.39%
Performance Inception Date	Apr. 20, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.59%	1.66%			3.26%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.10%	2.12%			3.40%